Related Party Transactions	9 Months Ended
Sep. 30, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 7 - Related Party Transactions

Due to related party represents rent accrued to a partnership controlled by the Chief Executive Officer of the company for the New York Data Center. The rent expense for the data center is $1,500 per month.

As of September 30, 2011 the Company owed the Chief Executive Officer $614,628. These advances bear no interest and have no stated terms of repayment.  No advances were made during the nine months ended September 30, 2011.